Appendix 2.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 16,369	$ 14,337
Trade and other current receivables	3,504,457	3,551,022
Current accounts payable to related parties	494,511	2,996,668
Trade and other current payables	3,920,045	4,116,247
Estimated Sales And Purchases Of Energy And Capacity | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2,452	2,371
Trade and other current receivables	780,415	1,005,762
Total Asset Estimate	782,867	1,008,133
Current accounts payable to related parties	13,720	11,614
Trade and other current payables	833,621	694,335
Total Liability Estimate	847,341	705,949
Estimated Sales And Purchases Of Energy And Capacity | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	15	18
Trade and other current receivables	27,889	25,316
Total Asset Estimate	27,904	25,334
Current accounts payable to related parties	519	123
Trade and other current payables	184,491	128,253
Total Liability Estimate	185,010	128,376
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	131,740	146,658
Total Asset Estimate	131,740	146,658
Current accounts payable to related parties	763
Trade and other current payables	43,633	42,348
Total Liability Estimate	44,396	42,348
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	8,820	8,102
Total Asset Estimate	8,820	8,102
Trade and other current payables	13,176	10,560
Total Liability Estimate	13,176	10,560
Estimated Sales And Purchases Of Energy And Capacity | Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	62,526	57,805
Total Asset Estimate	62,526	57,805
Trade and other current payables	37,502	1,705
Total Liability Estimate	37,502	1,705
Estimated Sales And Purchases Of Energy And Capacity | Peru | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	12,538	9,113
Total Asset Estimate	12,538	9,113
Trade and other current payables	11,837	8,197
Total Liability Estimate	11,837	8,197
Estimated Sales And Purchases Of Energy And Capacity | Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	110,830	194,943
Total Asset Estimate	110,830	194,943
Trade and other current payables	55,194	52,548
Total Liability Estimate	55,194	52,548
Estimated Sales And Purchases Of Energy And Capacity | Argentina | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables		11
Total Asset Estimate		11
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2,452	2,371
Trade and other current receivables	475,319	606,356
Total Asset Estimate	477,771	608,727
Current accounts payable to related parties	12,957	11,614
Trade and other current payables	697,292	597,734
Total Liability Estimate	710,249	609,348
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	15	18
Trade and other current receivables	6,531	8,090
Total Asset Estimate	6,546	8,108
Current accounts payable to related parties	519	123
Trade and other current payables	159,478	109,496
Total Liability Estimate	$ 159,997	$ 109,619